Earnings Per Ordinary Share (Computations Of Basic And Diluted Earnings Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Earnings Per Ordinary Share [Abstract]
Net income for the computation of basic and diluted earnings per share	$ 172,224	$ 207,573	[1],[2],[3],[4]	$ 165,166	[1],[2]	$ 151,806	$ 188,453
Weighted average shares outstanding, basic and diluted	146,587,752	114,952,639	[1],[2],[3],[4]	85,036,957	[1],[2]	85,036,957	85,036,957
Basic and diluted earnings per ordinary share	$ 1.17	$ 1.81	[1],[2],[3],[4]	$ 1.94	[1],[2]	$ 1.79	$ 2.22
Antidilutive shares	3,800,000

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").